Shareholders' equity - Additional Information (Details)	12 Months Ended	18 Months Ended
	Dec. 31, 2021	Oct. 22, 2022
Class of Stock [Line Items]
Preferred stock initial issuance price payable, percentage (in percentage)	0.25
Preferred stock price payable, percentage (in percentage)	0.75
Dilutive effect on voting power over ordinary shares, percent (in percentage)	0.50
Scenario, plan
Class of Stock [Line Items]
Maximum repurchase of issued share capital, percent (in percentage)		0.20